Fair Value Measurement - Schedule of Reconciliation of the Beginning and Ending Balances for Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Details) - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Convertible Notes
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	¥ 0	¥ 499,192
Issuance of convertible notes		50,000
Extinguishment of convertible notes		(207,300)
Issuance of warrants		0
Conversion to ordinary shares		(438,720)
Changes in fair value	0	102,260
Exchange rate effect	0	(5,432)
Ending Balance	0	0
Derivative Liabilities
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	63,942	18,218
Issuance of convertible notes		0
Extinguishment of convertible notes		0
Issuance of warrants		0
Conversion to ordinary shares		0
Changes in fair value	104,589	44,288
Exchange rate effect	3,704	1,436
Ending Balance	172,235	63,942
Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	0	0
Issuance of convertible notes		0
Extinguishment of convertible notes		0
Issuance of warrants		14,800
Conversion to ordinary shares		0
Changes in fair value	0	(14,800)
Exchange rate effect	0	0
Ending Balance	¥ 0	¥ 0